Summary of Principal Accounting Policies - Income (Loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (loss) per share
Net income (loss) attributable to Leju ordinary shareholders-basic and diluted	$ (89,668,194)	$ (150,933,535)	$ 19,302,238
Weighted average number of ordinary shares outstanding-basic (in shares)	13,704,238	13,665,216	13,607,079
Stock options and restricted shares			149,378
Weighted average number of ordinary shares outstanding-diluted (in shares)	13,704,238	13,665,216	13,756,457
Basic income (loss) per share (in dollars per share)	$ (6.54)	$ (11.05)	$ 1.42
Diluted income (loss) per share (in dollars per share)	$ (6.54)	$ (11.05)	$ 1.40
Share options and restricted shares
Income (loss) per share
Stock options and restricted shares	15,156,318	15,617,986	7,207,045